Trade and Other Receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Implementation of IFRS 9	£ 15
Beginning balance	155
Exchange adjustments	0	£ (4)
Charge for the year	7	31
Subsequent recoveries of amounts provided for	(30)	(79)
Utilised	(4)	(15)
Ending balance	128	155
Previously stated [member]
Disclosure of trade and other receivables [line items]
Beginning balance	£ 140	207
Ending balance		£ 140